Current financial assets and Cash and cash equivalents	6 Months Ended
Jun. 30, 2022
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Current financial assets and Cash and cash equivalents
Note 9. Current financial assets and Cash and cash equivalents

As of December 31, 2021	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value
		$ in thousands
Current financial assets	499	—	499
Cash and cash equivalents	185,636	—	185,636

Current financial assets and cash and cash equivalents	186,135	—	186,135

As of June 30, 2022	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value
		$ in thousands
Current financial assets	24,186	—	24,186
Cash and cash equivalents	129,440	—	129,440

Current financial assets and cash and cash equivalents	153,626	—	153,626

9.1 Current financial assets
Current financial assets are composed of current restricted cash for $0.5 million.
As December 31, 2021 and June 30, 2022, current restricted cash consists of deposits to secure a Calyxt furniture and equipment sale-leaseback for $0.5 million.
Financial assets are measured at fair value through profit or loss in accordance with IFRS 9 include the following:

•	Financial assets including embedded derivatives for which Cellectis elected to designate at fair value through profit or loss;

•	Financial assets managed on a fair value basis; and

•	Derivative instruments that are not documented in hedging relationships
Following the amendment of the Cytovia Agreement signed on April 26, 2022, which substantially modified the cash flows to which Cellectis was entitled under the initial arrangement, the trade receivable amounting to $20 million was derocognized and the new financial assets received, i.e., a convertible note and a warrant, were recognized at their fair value under Level 3 instrument.
Considering the complexity of the model, this Level 3 instrument was valued by an external independent expert using all information shared by the management—in particular, unobservable parameters.
The valuation model chosen is based on the binomial model (Cox, Ross and Rubinstein) with the introduction of the issuer’s credit risk (modeled by a constant credit spread).
The fair value of the convertible note on April 26, 2022 amounts to $23 million with a $3 million financial gain in profit or loss.
This financial gain can be rationalized as a compensation for the delay and the risk supported by Cellectis with this amendment.
The convertible note, which may be converted in a number of ordinary or preferred shares of Cytovia or in cash that varies depending on several scenario, which are:

•	Conversion upon Qualified IPO

•	Conversion upon Qualified Direct Listing

•	Conversion upon Qualified SPAC Transaction

•	Conversion upon a Financing

•	Company Sale

•	Conversion at Maturity on December 31, 2022
The convertible note is a financial asset that is subsequently measured at fair value through profit or loss. The fair value of the convertible note on June 30, 2022 is $23.6 million.
Therefore, the total profit loss impact for the period from issuance to June 30, 2022 is a $3.6 million financial gain.
The fair value variation cannot be explained only by market conditions’ evolution since the exit scenario adopted for valuation is different for each date. This led to a different payoffs, given the right to convert into two different types of shares in each valuation date: (i) solely ordinary shares in conjunction with a SPAC transaction on April 26, 2022 and (ii) preferred shares in conjunction with an assumed private Financing on June 30, 2022.
Moreover, a transformation of the payoff formula under the Financing scenario shows the division of the Nominal of $20 million by the “Discount factor” of 80% leading to a nominal of $25 million, which offset the impact of the decrease of the share value.
Estimate of the fair value of the convertible note
The convertible note may be converted in a number of ordinary or preferred shares of Cytovia that varies depending on various scenarios. In certain scenarios (e.g., in connection with certain financing transactions), we may elect for the note to be paid or in cash before its maturity date on December 31, 2022. There are six different scenarii under which the bond may be converted and the probability of these scenarios is taken into account in the valuation.
For fair value measurement on April 26, 2022, a 100% probability of a SPAC qualified transaction was considered, as Isleworth Healthcare Acquisition Corp. and Cytovia Therapeutics had announced an agreement for a business combination to create a publicly listed company. The calculation was based on the Cytovia share price derived from the Isleworth Healthcare Acquisition Corp offer.
Main inputs for the valuation can be detailed as follows:

Date	April 26, 2022
Scenario	Conversion upon a SPAC transaction
Risk free rate	Reuters USD 3 months curves
Stock volatility	75.6% (common shares)
Credit spread (sectorial spread curves)	1000 bps
Cytovia share price	5.79
On June 30, 2022, the SPAC transaction was aborted, and the scenario considered was therefore changed to that of a conversion upon a financing of Cytovia. The estimated share price of Cytovia was therefore adjusted compared to that considered initially—notably to take into account the fact that the company would most likely remain private. Consequently, a 100% probability of private financing transaction was considered, for fair value measurement on June 30, 2022.
Main inputs for the valuation can be detailed as follows:

Date	June 30, 2022
Scenario	Conversion upon a financing
Risk free rate	Reuters USD 3 months curves
Stock volatility	59.7% (preferred shares)
Credit spread (sectorial spread curves)	125 bps
Cytovia share price	5.04
Sensitivity of the instrument at the end of June 30, 2022 is the following:
Valuation of the note with shocks on the note conversion date

Convertible bond value (in $)
shock on date : -2 months	23,718,604
shock on date : -1 months	23,680,783
shock on date : 0 months	23,641,703
shock on date : 1 months	23,603,885
Valuation of the note with shocks on the z-spread

Convertible bond value (in $)
shock on zspread : -50 bps	23,683,439
shock on zspread : 0 bps	23,641,703
shock on zspread : 50 bps	23,600,055
shock on zspread : 100 bps	23,558,494
shock on zspread : 200 bps	23,475,632
Neither volatility nor share value have material impact on this instrument’s value.
9.2 Cash and cash equivalents

	As of December 31,	As of June 30,
	2021	2022

	$ in thousands
Cash and bank accounts	137,725	86,791
Money market funds	13,933	13,564
Fixed bank deposits	33,978	29,084

Total cash and cash equivalents	185,636	129,440

Money market funds earn interest and are refundable overnight. Fixed bank deposits have fixed terms that are less than three months or are readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value.